CECL - Financial instruments measured at amortized cost and credit losses (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments measured at amortized costs
Overview of financial instruments measured at amortized cost – by balance sheet position
	2021				2020
end of	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value
CHF million
Cash and due from banks	164,510		0	164,510	138,593		(6)	138,587
Interest-bearing deposits with banks	1,323	[2]	0	1,323	1,303	[4]	(5)	1,298
Securities purchased under resale agreements and securities borrowing transactions	35,283	[2]	0	35,283	34,282		0	34,282
Loans	282,740	[2,3]	(1,297)	281,443	282,036	[4,5]	(1,536)	280,500
Brokerage receivables	20,873	[2]	(4,186)	16,687	35,942	[4]	(1)	35,941
Other assets	14,175		(30)	14,145	15,394		(43)	15,351
Total	518,904		(5,513)	513,391	507,550		(1,591)	505,959
1 Net of unearned income/deferred expenses, as applicable.
2
Excludes accrued interest in the total amount of CHF 301 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million relates to interest-bearing deposits with banks, CHF 1 million to securities purchased under resale agreements and securities borrowing transactions, CHF 295 million to loans and CHF 4 million to brokerage receivables. These accrued interest balances are reported in other assets.

3 Includes endangered interest of CHF 86 million on non-accrual loans which are reported as part of the loans' amortized cost balance.
4
Excludes accrued interest in the total amount of CHF 351 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million relates to interest-bearing deposits with banks, CHF 334 million to loans and CHF 16 million to brokerage receivables. These accrued interest balances are reported in other assets.

5 Includes endangered interest of CHF 88 million on non-accrual loans which are reported as part of the loans' amortized cost balance.

Allowance for credit losses - loans held at amortized cost
Allowance for credit losses – loans held at amortized cost
	2021			2020				2019			[1]
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total		Consumer	Corporate & institutional	Total
Allowance for credit losses (CHF million)
Balance at beginning of period	318	1,218	1,536	241	808	1,049	[2]	187	715	902
Current-period provision for expected credit losses	78	(53)	25	191	709	900		63	221	284
of which methodology changes	0	(1)	(1)	0	(19)	(19)		–	–	–
of which provisions for interest [3]	25	23	48	22	15	37		–	–	–
Gross write-offs	(55)	(242)	(297)	(87)	(238)	(325)		(86)	(213)	(299)
Recoveries	9	5	14	8	5	13		9	16	25
Net write-offs	(46)	(237)	(283)	(79)	(233)	(312)		(77)	(197)	(274)
Provisions for interest	–	–	–	–	–	–		14	28	42
Foreign currency translation impact and other adjustments, net	7	12	19	(35)	(66)	(101)		(1)	(7)	(8)
Balance at end of period	357	940	1,297	318	1,218	1,536		186	760	946
of which individually evaluated	273	512	785	230	636	866		145	464	609
of which collectively evaluated	84	428	512	88	582	670		41	296	337
1 Measured under the previous accounting guidance (incurred loss model).
2
Includes a net impact of CHF 103 million from the adoption of the new CECL guidance and the related election of the fair value option for certain loans on January 1, 2020, of which CHF 55 million is reflected in consumer loans and CHF 48 million in corporate & institutional loans.

3 Represents the current-period net provision for accrued interest on non-accrual loans and lease financing transactions which is recognized as a reversal of interest income.

Purchases, reclassifications and sales - loans held at amortized cost
Purchases, reclassifications and sales – loans held at amortized cost
	2021			2020			2019
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
CHF million
Purchases [1]	22	4,361	4,383	45	2,756	2,801	18	2,478	2,496
Reclassifications from loans held-for-sale [2]	0	133	133	0	6	6	0	11	11
Reclassifications to loans held-for-sale [3]	0	4,780	4,780	18	2,007	2,025	0	3,138	3,138
Sales [3]	0	4,442	4,442	18	1,626	1,644	0	3,001	3,001
Reclassifications from loans held-for-sale and reclassifications to loans held-for-sale represent non-cash transactions.
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

CECL Macro economic factors
Selected macroeconomic factors
	2021		2020
end of	Forecast 2022	Forecast 2023	Forecast 2021	Forecast 2022
Swiss real GDP growth rate (%)
Downside	(0.4)	0.3	0.1	0.8
Baseline	2.5	1.9	3.6	2.8
Upside	4.3	2.8	5.4	4.5
Eurozone real GDP growth rate (%)
Downside	(0.7)	1.4	0.3	2.8
Baseline	3.8	2.3	4.6	3.2
Upside	4.2	2.7	7.8	3.9
US real GDP growth rate (%)
Downside	0.1	1.4	0.5	2.0
Baseline	3.8	1.9	3.6	4.1
Upside	4.5	2.4	5.2	5.1
UK real GDP growth rate (%)
Downside	(0.9)	1.0	1.5	2.2
Baseline	5.0	3.3	6.4	4.0
Upside	7.8	3.9	10.9	5.7
World industrial production (%)
Downside	0.0	2.0	2.4	2.9
Baseline	3.0	3.0	5.5	4.3
Upside	4.4	3.7	8.6	5.9
Forecasts represent the rolling 4-quarter average estimate of the respective macroeconomic factor as determined at the end of each reporting period.

Allowance for Credit Losses on Other Financing Instruments [Table Text Block]
Allowance for credit losses – other financial assets held at amortized cost
	2021	2020
Allowance for credit losses (CHF million)
Balance at beginning of period	55	45
Current-period provision for expected credit losses	4,291	24
Gross write-offs	(9)	(12)
Recoveries	0	2
Net write-offs	(9)	(10)
Foreign currency translation impact and other adjustments, net	(121)	(4)
Balance at end of period	4,216	55
of which individually evaluated	4,202	17
of which collectively evaluated	14	38

Loans held at amortized cost by internal counterparty rating
Consumer loans held at amortized cost by internal counterparty rating
	2021				2020
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Mortgages [1]
2021 / 2020	24,257	2,134	40	26,431	17,454	1,653	3	19,110
2020 / 2019	14,743	1,402	13	16,158	13,936	1,459	26	15,421
2019 / 2018	11,308	1,639	48	12,995	10,187	929	58	11,174
2018 / 2017	7,287	812	88	8,187	7,061	857	44	7,962
2017 / 2016	5,318	698	74	6,090	10,789	914	76	11,779
Prior years	36,790	2,359	317	39,466	39,471	2,854	216	42,541
Total term loans	99,703	9,044	580	109,327	98,898	8,666	423	107,987
Revolving loans	276	930	0	1,206	528	548	4	1,080
Total	99,979	9,974	580	110,533	99,426	9,214	427	109,067
Loans collateralized by securities [1]
2021 / 2020	2,627	685	0	3,312	1,031	1,519	149	2,699
2020 / 2019	649	848	0	1,497	995	324	0	1,319
2019 / 2018	61	167	0	228	483	64	0	547
2018 / 2017	32	26	106	164	61	41	0	102
2017 / 2016	55	19	0	74	200	127	0	327
Prior years	804	681	0	1,485	562	622	0	1,184
Total term loans	4,228	2,426	106	6,760	3,332	2,697	149	6,178
Revolving loans [2]	41,275	3,063	155	44,493	41,715	3,031	104	44,850
Total	45,503	5,489	261	51,253	45,047	5,728	253	51,028
Consumer finance [1]
2021 / 2020	1,688	823	5	2,516	1,282	675	5	1,962
2020 / 2019	538	288	15	841	518	385	22	925
2019 / 2018	285	234	19	538	249	219	23	491
2018 / 2017	98	169	18	285	80	154	17	251
2017 / 2016	21	75	13	109	16	57	10	83
Prior years	13	76	43	132	12	89	41	142
Total term loans	2,643	1,665	113	4,421	2,157	1,579	118	3,854
Revolving loans	348	21	90	459	328	88	81	497
Total	2,991	1,686	203	4,880	2,485	1,667	199	4,351
Consumer – total
2021 / 2020	28,572	3,642	45	32,259	19,767	3,847	157	23,771
2020 / 2019	15,930	2,538	28	18,496	15,449	2,168	48	17,665
2019 / 2018	11,654	2,040	67	13,761	10,919	1,212	81	12,212
2018 / 2017	7,417	1,007	212	8,636	7,202	1,052	61	8,315
2017 / 2016	5,394	792	87	6,273	11,005	1,098	86	12,189
Prior years	37,607	3,116	360	41,083	40,045	3,565	257	43,867
Total term loans	106,574	13,135	799	120,508	104,387	12,942	690	118,019
Revolving loans	41,899	4,014	245	46,158	42,571	3,667	189	46,427
Total	148,473	17,149	1,044	166,666	146,958	16,609	879	164,446
1
Certain consumer loans have been reclassified to corporate & institutional loans following the application of a look-through approach with regard to beneficial owners. The prior period has been reclassified to conform to the current presentation.

2 Lombard loans are generally classified as revolving loans.
Corporate & institutional loans held at amortized cost by internal counterparty rating
	2021				2020
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Real estate
2021 / 2020	9,568	4,682	2	14,252	6,054	2,792	106	8,952
2020 / 2019	3,709	1,355	5	5,069	2,902	1,611	0	4,513
2019 / 2018	1,849	706	2	2,557	1,849	1,133	24	3,006
2018 / 2017	925	340	1	1,266	1,033	346	72	1,451
2017 / 2016	475	101	0	576	1,591	285	25	1,901
Prior years	2,469	376	30	2,875	5,982	1,105	33	7,120
Total term loans	18,995	7,560	40	26,595	19,411	7,272	260	26,943
Revolving loans	778	297	135	1,210	1,027	172	69	1,268
Total	19,773	7,857	175	27,805	20,438	7,444	329	28,211
Commercial and industrial loans
2021 / 2020	8,284	11,985	136	20,405	7,724	11,621	310	19,655
2020 / 2019	3,242	4,468	62	7,772	3,851	6,411	133	10,395
2019 / 2018	2,110	3,903	105	6,118	1,781	4,321	247	6,349
2018 / 2017	1,003	2,256	177	3,436	964	1,981	60	3,005
2017 / 2016	697	937	60	1,694	809	1,248	22	2,079
Prior years	2,013	2,848	90	4,951	2,830	3,837	128	6,795
Total term loans	17,349	26,397	630	44,376	17,959	29,419	900	48,278
Revolving loans	13,941	7,458	372	21,771	12,913	8,908	464	22,285
Total	31,290	33,855	1,002	66,147	30,872	38,327	1,364	70,563
Financial institutions [1]
2021 / 2020	6,360	2,012	51	8,423	5,363	964	43	6,370
2020 / 2019	2,081	201	30	2,312	2,134	304	39	2,477
2019 / 2018	660	127	1	788	1,061	453	9	1,523
2018 / 2017	522	151	1	674	124	92	0	216
2017 / 2016	87	19	0	106	199	102	20	321
Prior years	499	85	1	585	770	41	2	813
Total term loans	10,209	2,595	84	12,888	9,651	1,956	113	11,720
Revolving loans	7,542	485	1	8,028	5,754	426	1	6,181
Total	17,751	3,080	85	20,916	15,405	2,382	114	17,901
Governments and public institutions
2021 / 2020	521	26	0	547	174	33	0	207
2020 / 2019	157	114	0	271	135	20	10	165
2019 / 2018	94	19	19	132	80	0	0	80
2018 / 2017	46	11	0	57	35	0	0	35
2017 / 2016	28	0	0	28	74	1	0	75
Prior years	199	21	0	220	388	41	0	429
Total term loans	1,045	191	19	1,255	886	95	10	991
Revolving loans	32	0	0	32	19	0	0	19
Total	1,077	191	19	1,287	905	95	10	1,010
Corporate & institutional – total
2021 / 2020	24,733	18,705	189	43,627	19,315	15,410	459	35,184
2020 / 2019	9,189	6,138	97	15,424	9,022	8,346	182	17,550
2019 / 2018	4,713	4,755	127	9,595	4,771	5,907	280	10,958
2018 / 2017	2,496	2,758	179	5,433	2,156	2,419	132	4,707
2017 / 2016	1,287	1,057	60	2,404	2,673	1,636	67	4,376
Prior years	5,180	3,330	121	8,631	9,970	5,024	163	15,157
Total term loans	47,598	36,743	773	85,114	47,907	38,742	1,283	87,932
Revolving loans	22,293	8,240	508	31,041	19,713	9,506	534	29,753
Total	69,891	44,983	1,281	116,155	67,620	48,248	1,817	117,685
1
Certain consumer loans have been reclassified to corporate & institutional loans following the application of a look-through approach with regard to beneficial owners. The prior period has been reclassified to conform to the current presentation.

Total loans held at amortized cost by internal counterparty rating
	2021					2020
	Investment grade	Non-investment grade				Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total		AAA to BBB	BB to C	D	Total
CHF million
Loans held at amortized cost – total
2021 / 2020	53,305	22,347	234	75,886		39,082	19,257	616	58,955
2020 / 2019	25,119	8,676	125	33,920		24,471	10,514	230	35,215
2019 / 2018	16,367	6,795	194	23,356		15,690	7,119	361	23,170
2018 / 2017	9,913	3,765	391	14,069		9,358	3,471	193	13,022
2017 / 2016	6,681	1,849	147	8,677		13,678	2,734	153	16,565
Prior years	42,787	6,446	481	49,714		50,015	8,589	420	59,024
Total term loans	154,172	49,878	1,572	205,622		152,294	51,684	1,973	205,951
Revolving loans	64,192	12,254	753	77,199		62,284	13,173	723	76,180
Total	218,364	62,132	2,325	282,821	[2]	214,578	64,857	2,696	282,131	[1]
1 Excludes accrued interest on loans held at amortized cost of CHF 295 million and CHF 334 million as of December 31, 2021 and 2020, respectively.

Other Financial Assets Credit Quality Indicators [Table Text Block]
Other financial assets held at amortized cost by internal counterparty rating
	2021				2020
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Other financial assets held at amortized cost
2021 / 2020	0	5	0	5	0	0	0	0
2019 / 2018	0	0	0	0	0	70	0	70
2018 / 2017	0	63	0	63	0	2	0	2
2017 / 2016	0	2	0	2	0	4	0	4
Prior years	0	2	0	2	0	0	0	0
Total term positions	0	72	0	72	0	76	0	76
Revolving positions	0	970	0	970	0	934	0	934
Total	0	1,042	0	1,042	0	1,010	0	1,010
Includes primarily mortgage servicing advances and failed purchases.

Past Due Financing Receivables [Table Text Block]
Loans held at amortized cost – past due
	Current		Past due
end of			Up to 30 days	31–60 days	61–90 days	More than 90 days	Total		Total
2021 (CHF million)
Mortgages	109,877		123	73	61	399	656		110,533
Loans collateralized by securities	51,069		42	0	0	142	184		51,253
Consumer finance	4,449		144	70	60	157	431		4,880
Consumer	165,395		309	143	121	698	1,271		166,666
Real estate	27,628		6	4	0	167	177		27,805
Commercial and industrial loans	65,327		166	13	12	629	820		66,147
Financial institutions	20,807		60	7	1	41	109		20,916
Governments and public institutions	1,252		16	0	0	19	35		1,287
Corporate & institutional	115,014		248	24	13	856	1,141		116,155
Total loans held at amortized cost	280,409		557	167	134	1,554	2,412		282,821	[1]
2020 (CHF million)
Mortgages [2]	108,544		63	68	34	358	523		109,067
Loans collateralized by securities [2]	50,907		17	0	0	104	121		51,028
Consumer finance [2]	3,916		149	68	47	171	435		4,351
Consumer	163,367		229	136	81	633	1,079		164,446
Real estate	28,070		50	3	11	77	141		28,211
Commercial and industrial loans	69,227	[3]	622	26	6	682	1,336	[3]	70,563
Financial institutions [2]	17,720		48	15	72	46	181		17,901
Governments and public institutions	969		37	4	0	0	41		1,010
Corporate & institutional	115,986		757	48	89	805	1,699		117,685
Total loans held at amortized cost	279,353		986	184	170	1,438	2,778		282,131	[1]
1 Excludes accrued interest on loans held at amortized cost of CHF 295 million and CHF 334 million as of December 31, 2021 and 2020, respectively.
2
Certain consumer loans have been reclassified to corporate & institutional loans following the application of a look-through approach with regard to beneficial owners. The prior period has been reclassified to conform to the current presentation.

3 Prior period has been revised.

Past due loans, held at amortized cost [Table Text Block]
Non-accrual loans held at amortized cost
	2021				2020
	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period
CHF million
Mortgages	418	572	2	111	337	418	3	60
Loans collateralized by securities	105	262	8	2	122	105	1	0
Consumer finance	201	205	3	1	168	201	3	1
Consumer	724	1,039	13	114	627	724	7	61
Real estate	324	167	6	0	155	324	8	27
Commercial and industrial loans	925	698	11	96	682	925	38	4
Financial institutions	68	41	0	0	46	68	0	8
Governments and public institutions	0	19	0	0	0	0	0	0
Corporate & institutional	1,317	925	17	96	883	1,317	46	39
Total loans held at amortized cost	2,041	1,964	30	210	1,510	2,041	53	100

Restructured financing receivables held at amortized cost
Restructured financing receivables held at amortized cost
	2021			2020			2019
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Mortgages	0	0	0	0	0	0	1	7	7
Loans collateralized by securities	1	33	25	3	165	165	0	0	0
Real estate	1	2	2	0	0	0	0	0	0
Commercial and industrial loans	18	402	394	17	127	95	25	172	161
Financial institutions	1	44	44	0	0	0	0	0	0
Total loans	21	481	465	20	292	260	26	179	168

Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
	2021		2020		2019
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Mortgages	0	0	0	0	1	13
Loans collateralized by securities	3	156	0	0	0	0
Commercial and industrial loans	1	14	4	13	1	2
Total loans	4	170	4	13	2	15

Bank
Financial instruments measured at amortized costs
Overview of financial instruments measured at amortized cost – by balance sheet position
	2021				2020
end of	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value
CHF million
Cash and due from banks	163,718		0	163,718	137,683		(1)	137,682
Interest-bearing deposits with banks	1,256	[2]	0	1,256	1,235	[4]	(5)	1,230
Securities purchased under resale agreements and securities borrowing transactions	35,283	[2]	0	35,283	34,282		0	34,282
Loans	291,411	[2,3]	(1,296)	290,115	290,468	[4,5]	(1,535)	288,933
Brokerage receivables	20,875	[2]	(4,186)	16,689	35,944	[4]	(1)	35,943
Other assets	14,226		(28)	14,198	15,540		(41)	15,499
Total	526,769		(5,510)	521,259	515,152		(1,583)	513,569
1 Net of unearned income/deferred expenses, as applicable.
2
Excludes accrued interest in the total amount of CHF 301 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million relates to interest-bearing deposits with banks, CHF 1 million to securities purchased under resale agreements and securities borrowing transactions, CHF 295 million to loans and CHF 4 million to brokerage receivables. These accrued interest balances are reported in other assets.

3 Includes endangered interest of CHF 85 million on non-accrual loans which are reported as part of the loans' amortized cost balance.
4
Excludes accrued interest in the total amount of CHF 351 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million relates to interest-bearing deposits with banks, CHF 334 million to loans and CHF 16 million to brokerage receivables. These accrued interest balances are reported in other assets.

5 Includes endangered interest of CHF 87 million on non-accrual loans which are reported as part of the loans' amortized cost balance.

Allowance for credit losses - loans held at amortized cost
Allowance for credit losses – loans held at amortized cost
	2021			2020				2019			[1]
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total		Consumer	Corporate & institutional	Total
CHF million
Balance at beginning of period	318	1,217	1,535	241	807	1,048	[2]	187	714	901
Current-period provision for expected credit losses	78	(53)	25	191	709	900		63	221	284
of which methodology changes	0	(1)	(1)	0	(19)	(19)		–	–	–
of which provisions for interest [3]	25	23	48	22	15	37		–	–	–
Gross write-offs	(55)	(242)	(297)	(87)	(238)	(325)		(86)	(213)	(299)
Recoveries	9	5	14	8	5	13		9	16	25
Net write-offs	(46)	(237)	(283)	(79)	(233)	(312)		(77)	(197)	(274)
Provisions for interest [3]	–	–	–	–	–	–		14	28	42
Foreign currency translation impact and other adjustments, net	7	12	19	(35)	(66)	(101)		(1)	(7)	(8)
Balance at end of period	357	939	1,296	318	1,217	1,535		186	759	945
of which individually evaluated	273	512	785	230	635	865		145	463	608
of which collectively evaluated	84	427	511	88	582	670		41	296	337
1 Measured under the previous accounting guidance (incurred loss model).
2
Includes a net impact of CHF 103 million from the adoption of the new CECL guidance and the related election of the fair value option for certain loans on January 1, 2020, of which CHF 55 million reflected in consumer loans and CHF 48 million in corporate & institutional loans.

3 Represents the current-period net provision for accrued interest on non-accrual loans and lease financing transactions which is recognized as a reversal of interest income.

Debt Securities, Held-to-maturity, Allowance for Credit Loss [Table Text Block]
Purchases, reclassifications and sales – loans held at amortized cost
	2021			2020			2019
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
CHF million
Purchases [1]	22	4,361	4,383	45	2,756	2,801	18	2,478	2,496
Reclassifications from loans held-for-sale [2]	0	133	133	0	6	6	0	11	11
Reclassifications to loans held-for-sale [3]	0	4,780	4,780	18	2,007	2,025	0	3,138	3,138
Sales [3]	0	4,442	4,442	18	1,626	1,644	0	3,001	3,001
Reclassifications from loans held-for-sale and reclassifications to loans held-for-sale represent non-cash transactions.
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Allowance for Credit Losses on Other Financing Instruments [Table Text Block]
Allowance for credit losses – other financial assets held at amortized cost
	2021	2020
CHF million
Balance at beginning of period	48	43
Current-period provision for expected credit losses	4,295	19
Gross write-offs	(8)	(12)
Recoveries	0	2
Net write-offs	(8)	(10)
Foreign currency translation impact and other adjustments, net	(121)	(4)
Balance at end of period	4,214	48
of which individually evaluated	4,200	15
of which collectively evaluated	14	33

Loans held at amortized cost by internal counterparty rating
Consumer loans held at amortized cost by internal counterparty rating
	2021				2020
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Mortgages [1]
2021 / 2020	24,257	2,134	40	26,431	17,454	1,653	3	19,110
2020 / 2019	14,743	1,402	13	16,158	13,936	1,459	26	15,421
2019 / 2018	11,308	1,639	48	12,995	10,187	929	58	11,174
2018 / 2017	7,287	812	88	8,187	7,061	857	44	7,962
2017 / 2016	5,318	698	74	6,090	10,789	914	76	11,779
Prior years	36,790	2,359	317	39,466	39,471	2,854	216	42,541
Total term loans	99,703	9,044	580	109,327	98,898	8,666	423	107,987
Revolving loans	276	930	0	1,206	528	548	4	1,080
Total	99,979	9,974	580	110,533	99,426	9,214	427	109,067
Loans collateralized by securities [1]
2021 / 2020	2,627	685	0	3,312	1,031	1,519	149	2,699
2020 / 2019	649	848	0	1,497	995	324	0	1,319
2019 / 2018	61	167	0	228	483	64	0	547
2018 / 2017	32	26	106	164	61	41	0	102
2017 / 2016	55	19	0	74	200	127	0	327
Prior years	804	681	0	1,485	562	622	0	1,184
Total term loans	4,228	2,426	106	6,760	3,332	2,697	149	6,178
Revolving loans [2]	41,275	3,063	155	44,493	41,715	3,031	104	44,850
Total	45,503	5,489	261	51,253	45,047	5,728	253	51,028
Consumer finance [1]
2021 / 2020	1,688	823	5	2,516	1,282	675	5	1,962
2020 / 2019	538	288	15	841	518	385	22	925
2019 / 2018	285	234	19	538	249	219	23	491
2018 / 2017	98	169	18	285	80	154	17	251
2017 / 2016	21	75	13	109	16	57	10	83
Prior years	13	76	43	132	12	89	41	142
Total term loans	2,643	1,665	113	4,421	2,157	1,579	118	3,854
Revolving loans	348	21	90	459	328	88	81	497
Total	2,991	1,686	203	4,880	2,485	1,667	199	4,351
Consumer – total
2021 / 2020	28,572	3,642	45	32,259	19,767	3,847	157	23,771
2020 / 2019	15,930	2,538	28	18,496	15,449	2,168	48	17,665
2019 / 2018	11,654	2,040	67	13,761	10,919	1,212	81	12,212
2018 / 2017	7,417	1,007	212	8,636	7,202	1,052	61	8,315
2017 / 2016	5,394	792	87	6,273	11,005	1,098	86	12,189
Prior years	37,607	3,116	360	41,083	40,045	3,565	257	43,867
Total term loans	106,574	13,135	799	120,508	104,387	12,942	690	118,019
Revolving loans	41,899	4,014	245	46,158	42,571	3,667	189	46,427
Total	148,473	17,149	1,044	166,666	146,958	16,609	879	164,446
1
Certain consumer loans have been reclassified to corporate & institutional loans following the application of a look-through approach with regard to beneficial owners. The prior period has been reclassified to conform to the current presentation.

2 Lombard loans are generally classified as revolving loans.
Corporate & institutional loans held at amortized cost by internal counterparty rating
	2021				2020
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Real estate
2021 / 2020	9,568	4,682	2	14,252	6,054	2,792	106	8,952
2020 / 2019	3,709	1,355	5	5,069	2,902	1,611	0	4,513
2019 / 2018	1,849	706	2	2,557	1,849	1,133	24	3,006
2018 / 2017	925	340	1	1,266	1,033	346	72	1,451
2017 / 2016	475	101	0	576	1,591	285	25	1,901
Prior years	2,469	376	30	2,875	5,982	1,105	33	7,120
Total term loans	18,995	7,560	40	26,595	19,411	7,272	260	26,943
Revolving loans	778	297	135	1,210	1,027	172	69	1,268
Total	19,773	7,857	175	27,805	20,438	7,444	329	28,211
Commercial and industrial loans
2021 / 2020	8,284	11,985	136	20,405	7,724	11,621	310	19,655
2020 / 2019	3,242	4,468	62	7,772	3,851	6,411	133	10,395
2019 / 2018	2,110	3,903	105	6,118	1,781	4,321	247	6,349
2018 / 2017	1,003	2,256	177	3,436	964	1,981	60	3,005
2017 / 2016	697	937	60	1,694	809	1,248	22	2,079
Prior years	2,013	2,848	78	4,939	2,830	3,837	116	6,783
Total term loans	17,349	26,397	618	44,364	17,959	29,419	888	48,266
Revolving loans	13,941	7,458	372	21,771	12,913	8,908	464	22,285
Total	31,290	33,855	990	66,135	30,872	38,327	1,352	70,551
Financial institutions [1]
2021 / 2020	6,360	2,012	51	8,423	5,363	964	43	6,370
2020 / 2019	2,081	201	30	2,312	2,134	304	39	2,477
2019 / 2018	660	127	1	788	1,061	453	9	1,523
2018 / 2017	522	151	1	674	124	92	0	216
2017 / 2016	87	19	0	106	199	102	20	321
Prior years	499	85	1	585	770	41	2	813
Total term loans	10,209	2,595	84	12,888	9,651	1,956	113	11,720
Revolving loans	7,542	485	1	8,028	5,754	426	1	6,181
Total	17,751	3,080	85	20,916	15,405	2,382	114	17,901
Governments and public institutions
2021 / 2020	521	26	0	547	174	33	0	207
2020 / 2019	157	114	0	271	135	20	10	165
2019 / 2018	94	19	19	132	80	0	0	80
2018 / 2017	46	11	0	57	35	0	0	35
2017 / 2016	28	0	0	28	74	1	0	75
Prior years	199	21	0	220	388	41	0	429
Total term loans	1,045	191	19	1,255	886	95	10	991
Revolving loans	32	0	0	32	19	0	0	19
Total	1,077	191	19	1,287	905	95	10	1,010
Corporate & institutional – total
2021 / 2020	24,733	18,705	189	43,627	19,315	15,410	459	35,184
2020 / 2019	9,189	6,138	97	15,424	9,022	8,346	182	17,550
2019 / 2018	4,713	4,755	127	9,595	4,771	5,907	280	10,958
2018 / 2017	2,496	2,758	179	5,433	2,156	2,419	132	4,707
2017 / 2016	1,287	1,057	60	2,404	2,673	1,636	67	4,376
Prior years	5,180	3,330	109	8,619	9,970	5,024	151	15,145
Total term loans	47,598	36,743	761	85,102	47,907	38,742	1,271	87,920
Revolving loans	22,293	8,240	508	31,041	19,713	9,506	534	29,753
Total	69,891	44,983	1,269	116,143	67,620	48,248	1,805	117,673
1
Certain consumer loans have been reclassified to corporate & institutional loans following the application of a look-through approach with regard to beneficial owners. The prior period has been reclassified to conform to the current presentation.

Total loans held at amortized cost by internal counterparty rating
	2021					2020
	Investment grade	Non-investment grade				Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total		AAA to BBB	BB to C	D	Total
CHF million
Loans held at amortized cost – total
2021 / 2020	53,305	22,347	234	75,886		39,082	19,257	616	58,955
2020 / 2019	25,119	8,676	125	33,920		24,471	10,514	230	35,215
2019 / 2018	16,367	6,795	194	23,356		15,690	7,119	361	23,170
2018 / 2017	9,913	3,765	391	14,069		9,358	3,471	193	13,022
2017 / 2016	6,681	1,849	147	8,677		13,678	2,734	153	16,565
Prior years	42,787	6,446	469	49,702		50,015	8,589	408	59,012
Total term loans	154,172	49,878	1,560	205,610		152,294	51,684	1,961	205,939
Revolving loans	64,192	12,254	753	77,199		62,284	13,173	723	76,180
Total loans to third parties	218,364	62,132	2,313	282,809		214,578	64,857	2,684	282,119
Total loans to entities under common control	8,683	0	0	8,683		8,444	0	0	8,444
Total	227,047	62,132	2,313	291,492	[1]	223,022	64,857	2,684	290,563	[1]
1 Excludes accrued interest on loans held at amortized cost of CHF 295 million and CHF 334 million as of December 31, 2021 and 2020, respectively.

Other Financial Assets Credit Quality Indicators [Table Text Block]
Other financial assets held at amortized cost by internal counterparty rating
	2021				2020
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Other financial assets held at amortized cost
2021 / 2020	0	5	0	5	0	0	0	0
2019 / 2018	0	0	0	0	0	70	0	70
2018 / 2017	0	63	0	63	0	2	0	2
2017 / 2016	0	2	0	2	0	4	0	4
Prior years	0	2	0	2	0	0	0	0
Total term positions	0	72	0	72	0	76	0	76
Revolving positions	0	970	0	970	0	934	0	934
Total	0	1,042	0	1,042	0	1,010	0	1,010
Includes primarily mortgage servicing advances and failed purchases.

Past Due Financing Receivables [Table Text Block]
Loans held at amortized cost – past due
	Current		Past due
end of			Up to 30 days	31–60 days	61–90 days	More than 90 days	Total		Total
2021 (CHF million)
Mortgages	109,877		123	73	61	399	656		110,533
Loans collateralized by securities	51,069		42	0	0	142	184		51,253
Consumer finance	4,449		144	70	60	157	431		4,880
Consumer	165,395		309	143	121	698	1,271		166,666
Real estate	27,628		6	4	0	167	177		27,805
Commercial and industrial loans	65,327		166	13	12	617	808		66,135
Financial institutions	20,807		60	7	1	41	109		20,916
Governments and public institutions	1,252		16	0	0	19	35		1,287
Corporate & institutional	115,014		248	24	13	844	1,129		116,143
Total loans to third parties	280,409		557	167	134	1,542	2,400		282,809
Total loans to entities under common control	8,683		0	0	0	0	0		8,683
Total loans held at amortized cost	289,092		557	167	134	1,542	2,400		291,492	[1]
2020 (CHF million)
Mortgages [2]	108,544		63	68	34	358	523		109,067
Loans collateralized by securities [2]	50,907		17	0	0	104	121		51,028
Consumer finance [2]	3,916		149	68	47	171	435		4,351
Consumer	163,367		229	136	81	633	1,079		164,446
Real estate	28,070		50	3	11	77	141		28,211
Commercial and industrial loans	69,227	[3]	622	26	6	670	1,324	[3]	70,551
Financial institutions [2]	17,720		48	15	72	46	181		17,901
Governments and public institutions	969		37	4	0	0	41		1,010
Corporate & institutional	115,986		757	48	89	793	1,687		117,673
Total loans to third parties	279,353		986	184	170	1,426	2,766		282,119
Total loans to entities under common control	8,444		0	0	0	0	0		8,444
Total loans held at amortized cost	287,797		986	184	170	1,426	2,766		290,563	[1]
1 Excludes accrued interest on loans held at amortized cost of CHF 295 million and CHF 334 million as of December 31, 2021 and 2020, respectively.
2
Certain consumer loans have been reclassified to corporate & institutional loans following the application of a look-through approach with regard to beneficial owners. The prior period has been reclassified to conform to the current presentation.

3 Prior period has been revised.

Past due loans, held at amortized cost [Table Text Block]
Non-accrual loans held at amortized cost
	2021				2020
	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period
CHF million
Mortgages	418	572	2	111	337	418	3	60
Loans collateralized by securities	105	262	8	2	122	105	1	0
Consumer finance	201	205	3	1	168	201	3	1
Consumer	724	1,039	13	114	627	724	7	61
Real estate	324	167	6	0	155	324	8	27
Commercial and industrial loans	913	686	11	96	670	913	38	4
Financial institutions	68	41	0	0	46	68	0	8
Governments and public institutions	0	19	0	0	0	0	0	0
Corporate & institutional	1,305	913	17	96	871	1,305	46	39
Total loans held at amortized cost	2,029	1,952	30	210	1,498	2,029	53	100

Restructured financing receivables held at amortized cost
Restructured financing receivables held at amortized cost
	2021			2020			2019
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Mortgages	0	0	0	0	0	0	1	7	7
Loans collateralized by securities	1	33	25	3	165	165	0	0	0
Real estate	1	2	2	0	0	0	0	0	0
Commercial and industrial loans	18	402	394	17	127	95	25	172	161
Financial institutions	1	44	44	0	0	0	0	0	0
Total loans	21	481	465	20	292	260	26	179	168

Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
	2021		2020		2019
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Mortgages	0	0	0	0	1	13
Loans collateralized by securities	3	156	0	0	0	0
Commercial and industrial loans	1	14	4	13	1	2
Total loans	4	170	4	13	2	15